UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-00802
Mairs and Power Growth Fund, Inc.
(Exact name of registrant as specified in charter)
332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip Code)
William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant's telephone number, including area code:		651-222-8478

Date of fiscal year end:	12/31/2004

Date of reporting period:	09/30/2004

Item 1.                                                             Schedule of Investments.

Schedule of Investments                                                                                                                                                                                                                                                                                                                                                                                                                                                                                     September 30, 2004

Number of Shares	COMMON STOCKS	Market Value
	BASIC INDUSTRIES 12.2%
1,790,000	Bemis Company, Inc.	$47,578,200
1,870,000	Ecolab Inc.	58,792,800
1,660,000	H. B. Fuller Company	45,484,000
1,280,000	The Valspar Corporation	59,750,400
		211,605,400
	CAPITAL GOODS 12.3%
2,090,000	Donaldson Company, Inc.	59,335,100
1,783,993	Graco Inc.	59,763,765
1,285,000	MTS Systems Corporation	27,306,250
1,920,000	Pentair, Inc.	67,027,200
		213,432,315
	CONSUMER CYCLICAL 8.1%
1,900,000	Target Corporation	85,975,000
807,600	The Toro Company	55,159,080
		141,134,080
	CONSUMER STAPLE 9.5%
1,300,000	General Mills, Inc.	58,370,000
1,820,000	Hormel Foods Corporation	48,739,600
166,293	Smucker (J. M. Co.)	7,385,072
1,860,000	SUPERVALU Inc.	51,243,000
		165,737,672
	DIVERSIFIED 6.9%
1,600,000	General Electric Company	53,728,000
820,000	3M Company	65,575,400
		119,303,400
	FINANCIAL 16.5%
490,000	Associated Banc-Corp.	15,714,300
1,260,000	The St. Paul Travelers Companies, Inc.	41,655,600
2,500,000	TCF Financial Corporation	75,725,000
2,320,000	U.S. Bancorp	67,048,000
1,470,000	Wells Fargo & Company	87,656,100
		287,799,000
	HEALTH CARE 19.0%
1,230,000	Baxter International Inc.	39,556,800
1,010,000	Johnson & Johnson	56,893,300
1,590,000	Medtronic, Inc.	82,521,000
560,000	Merck & Co.	18,480,000
1,920,000	Pfizer Inc.	58,752,000
640,000	St. Jude Medical, Inc. *	48,172,800
412,000	SurModics, Inc. *	9,785,000
410,000	Techne Corporation *	15,653,800
		329,814,700

Number of Shares	COMMON STOCKS	Market Value
	TECHNOLOGY 12.0%
2,800,000	ADC Telecommunications, Inc. *	$5,068,000
2,220,000	Ceridian Corporation *	40,870,200
1,200,000	Corning Incorporated *	13,296,000
1,287,030	eFunds Corporation *	23,925,888
870,000	Emerson Electric Co.	53,844,300
1,300,000	Honeywell International Inc.	46,618,000
1,220,000	Intel Corporation	24,473,200
		208,095,588
	UTILITIES 1.1%
500,000	Verizon Communications Inc.	19,690,000

	TOTAL COMMON STOCKS 97.6%	1,696,612,155

	SHORT TERM INVESTMENTS 2.5%
32,842,725	First American Prime Obligation Fund Class I	32,842,725
10,707,798	Merrill Lynch Institutional Money Market Fund	10,707,798
		43,550,523
	TOTAL INVESTMENTS 100.1%	1,740,162,678

	OTHER ASSETS AND LIABILITIES (NET) -0.1%	(1,294,821)

	NET ASSETS 100%	$1,738,867,857

*Non-income producing

Item 2.                                                             Controls and Procedures.

a)                                      The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

b)                                     There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                                             Exhibits

(a)          Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940.

Attached as exhibits 3(a).1 and 3(a).2 to this form.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Growth Fund, Inc.

By (Signature and Title)

*	/s/ William B. Frels
William B. Frels, President

Date	November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*	/s/ William B. Frels
William B. Frels, President
(principal executive officer)

Date	November 29, 2004

By (Signature and Title)

*	/s/ Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(principal financial officer)

Date	November 29, 2004

*  Print the name and title of each signing officer under his or her signature.